Regulatory and Agency Capital Requirements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Wells Fargo & Company [Member] | Advance Approach Under Basel III [Member]
Regulatory capital:
Common equity tier 1	$ 148,785	$ 144,247
Tier 1	171,364	164,584
Total	204,425	195,153
Assets:
Risk-weighted	1,274,589	1,263,182
Adjusted average	$ 1,914,802	$ 1,757,107
Regulatory capital ratios:
Common equity tier 1 capital	11.67%	11.42%
Tier 1 capital	13.44%	13.03%
Total capital	16.04%	15.45%
Tier 1 leverage	8.95%	9.37%
Wells Fargo & Company [Member] | Standardized Approach Under Basel III [Member]
Regulatory capital:
Common equity tier 1	$ 148,785	$ 144,247
Tier 1	171,364	164,584
Total	214,877	205,529
Assets:
Risk-weighted	1,336,198	1,303,148
Adjusted average	$ 1,914,802	$ 1,757,107
Regulatory capital ratios:
Common equity tier 1 capital	11.13%	11.07%
Tier 1 capital	12.82%	12.63%
Total capital	16.08%	15.77%
Tier 1 leverage	8.95%	9.37%
Wells Fargo Bank, NA [Member] | Advance Approach Under Basel III [Member]
Regulatory capital:
Common equity tier 1	$ 132,225	$ 126,901
Tier 1	132,225	126,901
Total	145,665	140,545
Assets:
Risk-weighted	1,143,681	1,100,896
Adjusted average	$ 1,714,524	$ 1,584,297
Regulatory capital ratios:
Common equity tier 1 capital	11.56%	11.53%
Tier 1 capital	11.56%	11.53%
Total capital	12.74%	12.77%
Tier 1 leverage	7.71%	8.01%
Wells Fargo Bank, NA [Member] | Standardized Approach Under Basel III [Member]
Regulatory capital:
Common equity tier 1	$ 132,225	$ 126,901
Tier 1	132,225	126,901
Total	155,281	149,969
Assets:
Risk-weighted	1,222,876	1,197,648
Adjusted average	$ 1,714,524	$ 1,584,297
Regulatory capital ratios:
Common equity tier 1 capital	10.81%	10.60%
Tier 1 capital	10.81%	10.60%
Total capital	12.70%	12.52%
Tier 1 leverage	7.71%	8.01%